Transactions with related parties	12 Months Ended
Dec. 31, 2022
Transactions with related parties
Transactions with related parties

Note 27. Transactions with related parties

SEK defines related parties to the Parent Company and the Consolidated Group as:

the shareholder, i.e., the Swedish government
companies and organizations that are controlled through a common owner, the Swedish government subsidiaries

key management personnel
other related parties

The Swedish government owns 100 percent of the Company’s share capital. By means of direct guarantees extended by the Swedish Export Credits Guarantee Board, EKN, 43 percent (year-end 2021: 44 percent) of the Company’s loans outstanding on December 31, 2022, were guaranteed by the Swedish government. The remuneration to EKN for the guarantees paid by SEK during 2022 amounted to Skr 46 million (2021: Skr 45 million). SEK administers, in return for compensation, the Swedish system for officially supported export credits (CIRR-system), and the government’s previous concessionary credits system, refer to Note 1 (f) and Note 24.

SEK has a Skr 175 billion (2021: Skr 200 billion) credit facility with the Swedish National Debt Office. The credit facility can be used for loans covered by the CIRR-system up to Skr 162 billion (2021: Skr 185 billion), and for commercial export financing up to Skr 13 billion (2021: Skr 15 billion). During the first quarter of 2022, SEK repaid the drawdown of Skr 10 billion that was made from the credit facility during the first quarter of 2020. In December, 2022, the credit facility was extended with Skr 175 billion through 2023, of which Skr 35 billion can be used for commercial export financing.

SEK enters into transactions in the ordinary course of business with entities that are partially or wholly owned or controlled by the State. SEK also extends export credits, in the form of direct or pass-through loans, to entities related to the State. Transactions with such counterparties are conducted on the same terms, including interest rates and repayment schedules, as transactions with unrelated parties. The Group’s and the Parent Company’s transactions do not differ significantly. There are no internal transactions between the Parent Company and the subsidiary. For further information see Note 1 (d), Basis of consolidation and Note 15.

Key management personnel include the following positions:

The Board of Directors

The Chief Executive Officer

Other executive directors

For information about remuneration and other benefits to key management personnel see Note 5, Personnel expenses.

Other related parties include close family members of key management personnel as well as companies which are controlled by key management personnel of SEK or controlled by close family members to key management personnel. The following tables further summarize the Group’s transactions with its related parties.

	2022
			Companies and
			organizations controlled
	The shareholder,		through a common owner,
	the Swedish government		the Swedish government		Total
		Interest		Interest		Interest
		income/		income/		income/
	Assets/	interest	Assets/	interest	Assets/	interest
Skr mn	liabilities	expense	liabilities	expense	liabilities	expense
Cash	3,000	20	—	—	3,000	20
Treasuries/government bonds	—	2	—	—	—	2
Other interest-bearing securities except loans	3,499	24	2,185	11	5,684	35
Loans in the form of interest-bearing securities	—	—	5,349	64	5,349	64
Loans to credit institutions	—	—	2,417	54	2,417	54
Loans to the public	—	—	691	24	691	24
Settlement claim against the State[1]	17	—	—	—	17	—
Total	6,516	46	10,642	153	17,158	199

Borrowing from the public	—	—	—	—	—	—
Other liabilities	—	2	—	—	—	2
Settlement debt against the State[1]	8,509	—	—	—	8,509	—
Total	8,509	2	—	—	8,509	2

	2021
			Companies and
			organizations -controlled
	The shareholder,		through a common owner,
	the Swedish government		the Swedish government		Total
		Interest		Interest		Interest
		income/		income/		income/
	Assets/	interest	Assets/	interest	Assets/	interest
Skr mn	liabilities	expense	liabilities	expense	liabilities	expense
Cash	2,000	—	—	—	2,000	—
Treasuries/government bonds	1,250	-7	—	—	1,250	-7
Other interest-bearing securities except loans	—	—	5,175	0	5,175	0
Loans in the form of interest-bearing securities	—	—	2,600	33	2,600	33
Loans to credit institutions	—	—	1,719	23	1,719	23
Loans to the public	—	—	1,419	9	1,419	9
Settlement claim against the State[1]	7,209	—	—	—	7,209	—
Total	10,459	-7	10,913	65	21,372	58

Borrowing from the public	10,000	—	—	4	10,000	4
Other liabilities	147	—	—	—	147	—
Settlement debt against the State[1]	—	—	—	—	—	—
Total	10,147	—	—	4	10,147	4
1	For information about settlement claim or debt against the State, see Note 16,Note 19 and Note 24.